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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 2002
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
                 ------------------------------------
   Address:      865 South Figueroa Street, Suite 700
                 ------------------------------------
                 Los Angeles, CA 90017
                 ------------------------------------

                 ------------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kashif F. Sheikh
         -------------------------------
Title:   Managing Director
         -------------------------------
Phone:   (213) 891-6339
         -------------------------------

Signature, Place, and Date of Signing:

/s/ KASHIF F. SHEIKH               Los Angeles, CA     May 7, 2002
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
        [Repeat as necessary]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         NONE
                                                           --------------------

Form 13F Information Table Entry Total:                    28
                                                           --------------------

Form 13F Information Table Value Total:                    298,182
                                                           --------------------
                                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------

[Repeat as necessary]


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                                                    FORM 13F INFORMATION TABLE

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

                                          TITLE OF                  VALUE              INVESTMENT   OTHER    VOTING
NAME OF ISSUER                              CLASS       CUSIP     (X$1000)    SHARES   DISCRETION  MANAGERS AUTHORITY
--------------------------              -----------   ---------   ---------  --------  ----------  -------- ---------

AIRTRAN HOLDINGS INC                       Common     00949P108   12,396.00 2,049,000     Sole       None     Sole
ALLERGAN, INC                              Common     018490102   3,407.00    52,700      Sole       None     Sole
APEX MORTGAGE CAPITAL                      Common     037564101    599.00     51,666      Sole       None     Sole
ARIBA INC                                  Common     04033V104     46.00     10,121      Sole       None     Sole
BOEING CORPORATION                         Common     097023105   6,026.00   124,900      Sole       None     Sole
COMPUGEN LTD                               Common     M25722105    251.00    122,825      Sole       None     Sole
DELPHI FINANCIAL GROUP, INC                Common     247131105   18,449.00  470,508      Sole       None     Sole
DYNEGY INC                                 Common     26816Q101   4,205.00   145,000      Sole       None     Sole
EGL, INC                                   Common     268484102    816.00     51,500      Sole       None     Sole
EDISON SCHOOLS                             Common     281033100   10,286.00  740,000      Sole       None     Sole
FLEXTRONICS INTL LTD                       Common     Y2573F102   8,505.00   466,000      Sole       None     Sole
FREEPORT MCMORAN COPPER & GOLD CL B        Common     35671D857   1,453.00    82,463      Sole       None     Sole
FUELCELL ENERGY INC                        Common     35952H106   2,790.00   177,000      Sole       None     Sole
HILTON HOTELS                              Common     432848109   11,061.00  773,500      Sole       None     Sole
IMPAX LABORATORIES INC                     Common     45256B101   1,609.00   231,800      Sole       None     Sole
INTEGRATED DEFENSE TECHNOLOGY INC          Common     45819B101   1,668.00    60,100      Sole       None     Sole
INVESTORS FINANCIAL SERVICES               Common     461915100  143,273.00 1,883,932     Sole       None     Sole
LSI LOGIC                                  Common     502161102    170.00     10,000      Sole       None     Sole
LOCKHEED MARTIN                            Common     539830109   16,474.00  286,100      Sole       None     Sole
MCMORAN EXPLORATION CO                     Common     582411104     43.00     12,895      Sole       None     Sole
PROBUSINESS SERVICES                       Common     742674104   13,101.00  607,367      Sole       None     Sole
SEI INVESTMENTS CO                         Common     784117103   4,046.00    94,500      Sole       None     Sole
SELETICA INC                               Common     816288104     69.00     17,754      Sole       None     Sole
SIEBEL SYSTEMS INC                         Common     826170102   2,765.00    84,800      Sole       None     Sole
STRATUS PROPERTIES                         Common     863167201    754.00     92,755      Sole       None     Sole
SYNTROLEUM CORPORATION                     Common     871630109   29,864.00 5,019,144     Sole       None     Sole
TIFFANY                                    Common     886547108   1,778.00    50,000      Sole       None     Sole
WESTERN GAS RESOURCE                       Common     958259103   2,278.00    61,200      Sole       None     Sole

                                                                 ------------
                                                                 298,182.00
                                                                 ------------